Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Schedule of concentration of risks

Concentration of customers

The following customers accounted for 10% or more of revenue for the six months ended June 30, 2019 and 2020:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
A	920	*
B	*	*
C	*	*
D	1,102	*
E	*	3,236
*	Represents less than 10% of revenue for the six months ended June 30, 2019 and 2020.

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses and the inventory purchases for the six months ended June 30, 2019 and 2020:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
A	*	*
B	*	12,313
C	22,625	*
D	*	*
E	*	31,022
*	Represents less than 10% of research and development expenses and the inventory purchases for the six months ended June 30, 2019 and 2020.